Schedule of Investments - Virtus Biotech Clinical Trials ETF

July 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.8%

Health Care - 99.8%
4D Molecular Therapeutics, Inc.*(1)	35,199	$358,326
AbCellera Biologics, Inc. (Canada)*(1)	59,315	338,689
Achieve Life Sciences, Inc.*(1)	56,308	361,497
Adlai Nortye Ltd. (Cayman Islands)*(2)	30,117	391,521
Aktis Oncology, Inc.*	14,173	312,798
Allogene Therapeutics, Inc.*	163,586	307,542
Altimmune, Inc.*	119,086	338,204
Alto Neuroscience, Inc.*	14,476	391,865
Alumis, Inc.*	12,870	363,577
Amylyx Pharmaceuticals, Inc.*	21,303	432,664
AnaptysBio, Inc.*(1)	5,543	295,774
Annexon, Inc.*	65,989	336,214
Apogee Therapeutics, Inc.*	3,519	471,863
Arbutus Biopharma Corp.*	72,962	316,655
Arcus Biosciences, Inc.*	13,060	368,161
ArriVent Biopharma, Inc.*	10,177	303,478
Arvinas, Inc.*	41,004	329,262
Assembly Biosciences, Inc.*(1)	13,537	339,914
AtaiBeckley, Inc.*	79,289	569,295
Aura Biosciences, Inc.*	48,490	339,915
Avalo Therapeutics, Inc.*	21,058	384,308
Beam Therapeutics, Inc.*	10,708	273,268
Belite Bio, Inc.*(2)	2,250	356,872
Bicara Therapeutics, Inc.*	14,331	388,370
Bicycle Therapeutics PLC (United Kingdom)*(2)	76,743	296,228
BioAge Labs, Inc.*	17,229	155,750
Biohaven Ltd.*	27,554	371,979
BridgeBio Oncology Therapeutics, Inc. (Cayman Islands)*	40,107	324,466
Cabaletta Bio, Inc.*	103,259	276,734
Candel Therapeutics, Inc.*(1)	36,310	363,463
Capricor Therapeutics, Inc.*	12,047	46,381
Celcuity, Inc.*	3,510	303,194
Celldex Therapeutics, Inc.*	9,940	378,316
CG oncology, Inc.*	5,218	371,469
Climb Bio, Inc.*	27,171	323,335
Cogent Biosciences, Inc.*	9,390	365,553
Compass Pathways PLC (United Kingdom)*(2)	25,731	292,047
Compass Therapeutics, Inc.*	153,110	292,440
Corvus Pharmaceuticals, Inc.*	26,054	345,476
Crescent Biopharma, Inc.*	17,344	250,968
Cullinan Therapeutics, Inc.*	22,687	374,335
CytomX Therapeutics, Inc.*	103,259	320,103
Damora Therapeutics, Inc.*	14,957	433,603
Definium Therapeutics, Inc.*	12,558	546,524
Design Therapeutics, Inc.*	28,333	345,096
Dianthus Therapeutics, Inc.*(1)	3,787	404,906
Disc Medicine, Inc.*	4,571	351,967
Dyne Therapeutics, Inc.*	17,087	430,251
Edgewise Therapeutics, Inc.*	8,925	342,988
Enliven Therapeutics, Inc.*	6,738	369,310
Erasca, Inc.*	22,122	401,514
Evommune, Inc.*	15,674	176,333
EyePoint, Inc.*	23,853	292,199
First Tracks Biotherapeutics, Inc.*	17,620	775,985
Generate Biomedicines, Inc.*(1)	25,106	351,484
GH Research PLC (Ireland)*(1)	14,716	413,078
Ideaya Biosciences, Inc.*	10,725	380,738
Security Description	Shares	Value
COMMON STOCKS (continued)

Health Care (continued)
Immatics NV (Germany)*	33,135	$286,949
Immix Biopharma, Inc.*	36,782	306,026
Immunome, Inc.*(1)	16,911	384,894
Immunovant, Inc.*	9,245	357,042
Inhibrx Biosciences, Inc.*	3,371	276,591
Intellia Therapeutics, Inc.*(1)	25,666	274,113
Invivyd, Inc.*	403,655	215,955
Jade Biosciences, Inc.*	20,261	400,155
Janux Therapeutics, Inc.*	22,923	347,742
Kodiak Sciences, Inc.*	9,125	379,418
Kymera Therapeutics, Inc.*	3,605	372,757
LB Pharmaceuticals, Inc.*	10,936	438,315
Lexeo Therapeutics, Inc.*	71,124	293,742
Lexicon Pharmaceuticals, Inc.*	161,882	373,947
MapLight Therapeutics, Inc.*	11,201	145,837
Maze Therapeutics, Inc.*	12,924	347,914
MBX Biosciences, Inc.*	8,754	577,151
MeiraGTx Holdings PLC*	32,410	382,114
Mineralys Therapeutics, Inc.*	13,159	335,818
Monopar Therapeutics, Inc.*(1)	5,200	563,420
Monte Rosa Therapeutics, Inc.*	17,045	281,583
MoonLake Immunotherapeutics*	16,630	306,657
Nektar Therapeutics*	5,234	369,887
Neurogene, Inc.*	10,681	351,298
Newamsterdam Pharma Co. NV (Netherlands)*	10,224	284,125
Nurix Therapeutics, Inc.*	18,337	425,602
Oculis Holding AG (Switzerland)*	28,027	316,985
Olema Pharmaceuticals, Inc.*	31,490	360,561
ORIC Pharmaceuticals, Inc.*(1)	37,585	416,066
Oruka Therapeutics, Inc.*	4,447	429,180
Palvella Therapeutics, Inc.*	2,856	397,098
Pharvaris NV (Netherlands)*	10,118	330,049
Praxis Precision Medicines, Inc.*	1,166	358,930
Prime Medicine, Inc.*(1)	112,004	327,052
ProKidney Corp.*(1)	189,520	291,861
Prothena Corp. PLC (Ireland)*	37,674	305,913
Rapport Therapeutics, Inc.*	8,094	331,692
Recursion Pharmaceuticals, Inc. Class A*(1)	98,670	296,010
REGENXBIO, Inc.*	46,670	452,232
Relay Therapeutics, Inc.*	20,989	395,223
Relmada Therapeutics, Inc.*(1)	46,738	248,179
Replimune Group, Inc.*	35,001	392,011
Revolution Medicines, Inc.*	2,020	378,811
Rezolute, Inc.*(1)	77,705	366,768
Rocket Pharmaceuticals, Inc.*(1)	113,024	351,505
Sana Biotechnology, Inc.*	115,976	363,005
Savara, Inc.*	59,090	322,631
Scholar Rock Holding Corp.*(1)	7,035	332,720
SELLAS Life Sciences Group, Inc.*(1)	39,695	397,347
Septerna, Inc.*	8,646	297,855
Sionna Therapeutics, Inc.*	8,653	407,816
Solid Biosciences, Inc.*	43,531	350,860
SpyGlass Pharma, Inc.*(1)	16,855	379,743
Spyre Therapeutics, Inc.*	3,847	378,276
Stoke Therapeutics, Inc.*	10,423	300,808
Structure Therapeutics, Inc.*(1)(2)	7,240	347,810
Summit Therapeutics, Inc.*(1)	22,185	288,849
Tango Therapeutics, Inc.*	10,046	273,050
Taysha Gene Therapies, Inc.*(1)	54,433	318,977
Tectonic Therapeutic, Inc.*	10,265	287,728

Schedule of Investments - Virtus Biotech Clinical Trials ETF (continued)

July 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Tyra Biosciences, Inc.*	11,516	$367,130
uniQure NV (Netherlands)*	11,273	491,841
Upstream Bio, Inc.*	50,952	321,507
Vaxcyte, Inc.*	6,549	354,170
Vera Therapeutics, Inc.*	9,072	291,211
VeraDermics, Inc.*(1)	3,235	339,675
Viking Therapeutics, Inc.*(1)	10,811	343,141
Vir Biotechnology, Inc.*	36,099	312,617
Viridian Therapeutics, Inc.*	19,010	359,669
Vor BioPharma, Inc.*	21,644	457,771
WaVe Life Sciences Ltd.*	52,951	291,760
Xencor, Inc.*(1)	25,208	509,454
Xenon Pharmaceuticals, Inc. (Canada)*	5,966	373,889
Zenas Biopharma, Inc.*(1)	15,697	493,514
Total Health Care		46,318,247
Total Common Stocks
(Cost $40,844,193)		46,318,247
SECURITIES LENDING COLLATERAL - 3.5%
Money Market Fund - 3.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(3)(4)
(Cost $1,612,818)	1,612,818	1,612,818

TOTAL INVESTMENTS - 103.3%
(Cost $42,457,011)		47,931,065
Liabilities in Excess of Other Assets - (3.3)%		(1,538,562)
Net Assets - 100.0%		$46,392,503

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $8,353,631; total market value of collateral held by the Fund was $8,782,370. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $7,169,552.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of July 31, 2026.

Portfolio Composition
Asset Allocation as of 07/31/2026 (based on net assets)

Health Care	99.8%
Money Market Fund	3.5%
Liabilities in Excess of Other Assets	(3.3)%
Total	100.0%

Schedule of Investments - Virtus Biotech Clinical Trials ETF (continued)

July 31, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$46,318,247	$—	$—	$46,318,247
Money Market Fund	1,612,818	—	—	1,612,818
Total	$47,931,065	$—	$—	$47,931,065